CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Selling and marketing expenses from related party	¥ 97,223		¥ 81,851	¥ 24,598
Interest expense from related party				333
Purchase from a related party	454,432		48,424	14,733
Research and development expenses related party	1,915		657
Share-based compensation expense	72,203		43,168	116,611
General and Administrative Expenses
Share-based compensation expense	11,303	$ 1,732	7,282	93,718
Research and Development Expenses
Share-based compensation expense	49,996	7,662	23,564	14,476
Selling and Marketing Expenses
Share-based compensation expense	¥ 10,904	$ 1,671	¥ 12,322	¥ 8,417